SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF OPERATIONS (Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Realized gain on marketable securities	$ 234	$ 135	$ 1
Interest income and amortization/accretion of premium/discount on marketable securities or bank deposits	9	3	1
Dividend on equity marketable securities	16	25	30
Financial income	259	163	32
Financial expenses:
Bank charges	(28)	(28)	(25)
Foreign currency translation adjustments	(4)	(14)	(45)
Financial expense	(32)	(42)	(70)
Financial Inome (Expense), Net	$ 227	$ 121	$ (38)